Share-based Compensation	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Share-based Compensation
21.	Share-based compensation

On September 30, 2018, the Company adopted its 2018 Omnibus Incentive Plan (the “2018 Plan”), which permits the grant of restricted shares, restricted share units, options and stock appreciation rights to the employees and directors of the Company. The Company granted share options/restricted shares under the 2018 Plan to its employees and directors. Under the plan, a total of 11,386,410 Class A Ordinary Shares were initially reserved for issuance. The 2018 Plan is valid and effective for a term of 10 years commencing from its adoption.

Under the 2018 Plan, the Company granted 3,971,453 and 472,220 restricted share units to its employees on September 30, 2018 and June 30, 2019, respectively.

Restricted share units granted with service condition are commonly vested over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. The Group recognizes respective compensation expense on a straight-line basis over the vesting term of the awards, net of estimated forfeitures.

For restricted share units granted with performance conditions whose vesting is contingent upon meeting company-wide performance goals, respective compensation cost is recognized over the requisite service period using graded-vesting method if it is probable that the performance target will be achieved. The Group will reassess the probability of achieving the performance conditions at each reporting period and record a cumulative catch-up adjustment for any changes to its assessment.

For restricted share units granted with market condition whose vesting is contingent on the Company’s market value exceeding a specific amount, the Group adopted Monte Carlo simulation to determine the fair value and requisite service period, respective compensation expense is recognized using the straight-line method over the estimated requisite service period unless the market condition is satisfied before the end of the initially estimated requisite service period.

Upon completion of the Company’s IPO in November 2019, share-based compensation expenses related to the restricted share units granted with performance condition of the occurrence of IPO was recognized immediately with the amount of US$ 209,764.

The following table summarizes activities of the Company’s restricted share units under the 2018 and 2019 Plan for the year ended December 31, 2017, 2018 and 2019:

	Number of Restricted Share Units Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested at January 1, 2018	-	-
Granted	3,971,453	1.96
Unvested at December 31, 2018	3,971,453	1.96
Granted	472,220	2.64
Vested	(746,660)	1.96
Forfeited	(1,033,446)	2.13
Unvested at December 31, 2019	2,663,567	1.98

As of December 31, 2019, there were US$ 3,785,259 of unrecognized compensation expenses related to restricted share units granted by the Company to the employees, which were expected to be recognized over 0.75 to 6.27 years.

To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

Share-based compensation expenses of nil, US$ 356,549 and US$ 1,575,029 related to restricted share units granted was recognized for the year ended December 31, 2017, 2018 and 2019.

The fair value of each restricted share units granted with market condition under the Company’s 2018 Plan during the year ended December 31, 2018 was estimated on the date of grant using Monte Carlo model with the assumptions (or ranges thereof) in the following table:

Year ended December 31,
2018
US$
Expected volatility (a)	50.0%
Risk-free interest rate (b)	4.1%
Expected dividend yield (c)	0%
Contractual term	10

Notes:

(a)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b)

The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.

(c)	The Company has no history or expectation of paying dividends on its ordinary shares.